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The Manufacturers Life Insurance Company of New York
100 Summit Lake Drive, 2nd Floor
Valhalla, NY 10595





May 5, 2000

U. S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: The Manufacturers Life Insurance Company of New York Separate Account B (the "Registrant")
     Registration Statement of Form S-6 (File No. 333-33351)

Dear Sirs:

Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 2000 of the Registrant, a separate account of The Manufacturers Life Insurance Company of New York, contains no changes from the form of prospectus contained in post-effective amendment No. 3 under the Securities Act of 1933 to the Registrant's registration statement filed with the Securities and Exchange Commission on April 28, 2000 via EDGAR

If you have any questions, please call the undersigned at (617) 854-8628.

Sincerely yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Senior Counsel

Enclosure